Aspida Life Insurance Company
2327 Englert Drive

Durham, NC 27713

September 17, 2025

Via EDGAR

U.S. Securities and Exchange Commission

100 F Street NE

Washington DC 20549

Re:       Aspida Life Insurance Company

Pre-Effective Amendment to Registration Statement on Form N-4

(File no. 333-283346)

Commissioners:

On behalf of the above named Registrant, I certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the “1933 Act”), that the form of Prospectus and Statement of Additional Information that would have been filed by the Registrant pursuant to Rule 497(c) of the 1933 Act would not have differed from that contained in the most recent amendment to the registration statement, filed on August 29, 2025 and declared effective on September 15, 2025, and that the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

s/s Taiesha McBroom

Taiesha McBroom

Chief Legal Officer and Secretary

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